Schedule of disaggregated revenue by services lines (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 276,340,120	$ 688,607,542	$ 633,079,773
Sales of Cargo Oil and Fresh Water and Bunkering Facilitation [Member]
Disaggregation of Revenue [Line Items]
Total revenues	275,440,318	688,210,369	631,607,903
Vessel Chartering Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues			1,193,594
Ship Management Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 899,802	$ 397,173	$ 278,276